SOFTWARE DEVELOPMENT, NET (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Research and Development [Abstract]
Schedule of capitalized software development cost

(in thousands)	March 31, 2025	December 31, 2024
Capitalized software	$6,332	$6,327
Less accumulated amortization	1,407	1,088
Total capitalized software	$4,925	$5,239

	December 31, 2024	December 31, 2023
Capitalized software	$6,327	$791
Less accumulated amortization	1,088	274
Total capitalized software	$5,239	$517